Contract assets (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of contract assets

	As of December 31, 2025	As of December 31, 2024

Revenue recognized	$147,290,371	$97,333,105
Less: progress billings	(107,980,376)	(57,343,747)
Contract assets	$39,309,995	$39,989,358
Contract assets, current	$39,309,995	$31,438,860
Contract assets, non-current	$—	$8,550,498